TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Net operating loss carry forward	$ 62,600
Capital loss carryforwards	3,500
Deferred tax assets resulting from net operating loss and capital loss carryforwards	16,700
Deferred tax assets:
Net operating loss carry forward	15,653	15,317
Allowance and reserve	334	318
Total deferred tax assets before valuation allowance	15,987	15,635
Valuation allowance	(15,987)	(15,635)
Net deferred tax assets